Segment and Geographic Information and Major Customers - Financial Information Relating to Reportable Segments (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Net sales	$ 1,139.5	$ 1,057.3	$ 1,025.3	$ 1,066.8	$ 1,193.5	$ 1,117.9	$ 1,117.5	$ 1,158.9	$ 4,288.9	$ 4,587.8	$ 4,852.6
Unallocated selling, general, and administrative expenses									(510.1)	(592.9)	(629.2)
Unallocated cost of sales									(3,492.1)	(3,695.6)	(3,874.5)
Operating (loss) income									(16.1)	83.4	79.2
Depreciation									136.5	145.0	147.4
Operating Segments
Segment Reporting Information [Line Items]
Operating (loss) income									574.1	599.1	687.7
Segment Reconciling Items
Segment Reporting Information [Line Items]
Net sales									0.0	0.0	4.8
Unallocated selling, general, and administrative expenses									(270.9)	(288.7)	(319.9)
Unallocated cost of sales									(16.5)	(11.1)	(23.7)
Unallocated corporate expense and other									(302.8)	(215.9)	(264.9)
Corporate office
Segment Reporting Information [Line Items]
Depreciation									7.7	13.6	11.6
Snacking & Beverages | Operating Segments
Segment Reporting Information [Line Items]
Net sales									1,608.2	1,716.2	1,751.9
Operating (loss) income									192.8	180.2	225.5
Baked Goods | Operating Segments
Segment Reporting Information [Line Items]
Depreciation									60.2	55.1	70.1
Meal Preparation | Operating Segments
Segment Reporting Information [Line Items]
Net sales									2,680.7	2,871.6	3,095.9
Operating (loss) income									381.3	418.9	462.2
Meal Preparation | Operating Segments
Segment Reporting Information [Line Items]
Depreciation									$ 68.6	$ 76.3	$ 65.7